Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2011
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2010	1,350,028
Granted	281,191
Vested	(382,333)
Canceled	(118,429)
Nonvested June 30, 2011	1,130,457
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2010	$ 57.74
Granted	$ 86.34
Vested	$ 61.06
Canceled	$ 63.06
Nonvested June 30, 2011	$ 64.50